Marketable Securities - Summary of Amortized Cost Gross Unrealized Holding Gains or Losses, and Fair Value of Marketable Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost Basis	$ 51,093	$ 236,869
Unrealized Gains	0	28
Unrealized Losses	(95)	(1,076)
Marketable securities	50,998	235,821
U.S. Treasuries
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost Basis	4,469	65,807
Unrealized Gains	0	0
Unrealized Losses	(13)	(416)
Marketable securities	4,456	65,391
Commercial Paper
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost Basis	7,942	115,381
Unrealized Gains	0	13
Unrealized Losses	(5)	(333)
Marketable securities	7,937	115,061
Asset Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost Basis	1,982	1,914
Unrealized Gains	0	0
Unrealized Losses	(3)	0
Marketable securities	1,979	1,914
U.S. agency securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost Basis	36,700	53,767
Unrealized Gains	0	15
Unrealized Losses	(74)	(327)
Marketable securities	$ 36,626	$ 53,455